Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Liabilities:
Guarantee liabilities	$ 37,844,512	¥ 263,465,921	¥ 302,604,578
Non-Observable Input (Level 3) [Member]
Liabilities:
Guarantee liabilities	$ 37,844,512	¥ 263,465,921	¥ 302,604,578